Supplemental Disclosure of Cash Flow Information - Disclosure of Changes in Operating Assets and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement of cash flows [abstract]
Trade and other receivables	$ (7)	$ (329)
Inventory	836	(305)
Prepaid expenses and other current assets	378	144
Payables and accrued liabilities	(492)	(255)
Income taxes payable	(811)
Current portion of deferred revenues	(406)
Employee future benefits (note 13)	(105)	(109)
Lease liabilities		(20)
Increase (decrease) in operating assets and liabilities	$ (607)	$ (874)